Revenues (Details) - Schedule of Receivables and Contract Liabilities Deriving from Contracts with Customers - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Receivables And Contract Liabilities Deriving From Contracts With Customers Abstract
Trade receivables	$ 12,710	$ 6,342
Contract liabilities	$ 3,857	$ 3,330